Income Tax - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in valuation allowance
Balance at the beginning of the year	¥ 9,604	¥ 0	¥ 19,851
Additions	12,641	9,604
Reversals			(19,851)
Balance at the end of the year	¥ 22,245	¥ 9,604	¥ 0
Extended statute of limitation for underpayment of taxes due to computational errors (in years)	5 years
Underpayment of taxes amount limit crossing upon which extended period of limitation is invoked(in RMB)	¥ 100
Statute of limitation for transfer pricing issues (in years)	10 years